INSTITUTIONAL [Member] Expense Example - Institutional - MUNICASH - Institutional Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	$ 383